Credit risk exposure and allowances	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit risk exposure and allowances
8. Credit risk exposure and allowances
The table below sets forth the changes during 2023 and 2022 in the credit risk exposure and the impairment allowances booked under IFRS 9 in the consolidated statement of financial position or reversal of estimated impairment of financial assets at amortized cost, financial assets at fair value through other comprehensive income, loan commitments and financial guarantees:
December 31, 2023

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2022	4,436,410,208	773,271,337	13,788,074	34,346,881	4,830,437	5,262,646,937

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(454,204,088)	447,788,918	26	—	—	(6,415,144)
Transfers from Stage 2 to Stage 1	305,242,199	(270,243,612)	(1,559,295)	—	—	33,439,292
Transfers from Stage 1 or 2 to Stage 3	(9,150,601)	(72,992,270)	(2,257,871)	83,451,814	2,311,926	1,362,998
Transfers from Stage 3 to Stage 1 or 2	2,058,465	4,563,970	1,686,371	(8,423,833)	(1,879,057)	(1,994,084)
Changes without transfers between Stages	920,180,536	756,570,636	2,658,213	(4,809,597)	1,478,056	1,676,077,844
New financial assets originated	23,235,024,656	725,572,740	33,723,952	7,464,804	1,889,891	24,003,676,043
Repayments	(20,494,552,392)	(564,338,184)	(33,979,799)	(12,268,821)	(2,638,344)	(21,107,777,540)
Write-offs	—	—	—	(26,936,284)	(1,019,114)	(27,955,398)
Foreign exchange	365,210,713	9,591,079	4,766,932	73,637	3,104,957	382,747,318
Inflation adjustment	(4,543,752,879)	(864,173,295)	(11,894,610)	(41,512,146)	(4,258,025)	(5,465,590,955)

Closing balance as of December 31, 2023	3,762,466,817	945,611,319	6,931,993	31,386,455	3,820,727	4,750,217,311

(1)	Refer to Note 35 for credit risk exposure of financial assets with stage allocation by asset classification.
December 31, 2022

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2021	4,533,794,214	729,570,690	30,795,224	39,966,621	18,392,458	5,352,519,207

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(471,166,432)	482,206,643	2,641	—	—	11,042,852
Transfers from Stage 2 to Stage 1	361,905,499	(345,584,207)	(418,187)	—	—	15,903,105
Transfers from Stage 1 or 2 to Stage 3	(9,346,581)	(52,958,334)	(1,816,134)	61,994,325	1,858,953	(267,771)
Transfers from Stage 3 to Stage 1 or 2	2,091,028	4,823,237	947,303	(9,432,544)	(1,011,910)	(2,582,886)
Changes without transfers between Stages	610,964,641	205,049,476	(13,498,252)	(5,956,847)	658,916	797,217,934
New financial assets originated	20,085,871,315	771,087,718	48,311,708	8,081,227	518,217	20,913,870,185
Repayments	(17,909,463,599)	(547,140,224)	(39,866,053)	(11,013,592)	(893,878)	(18,508,377,346)
Write-offs	—	—	—	(27,850,077)	(11,462,315)	(39,312,392)
Foreign exchange	61,283,018	12,029,566	4,570,375	10,304	1,527,573	79,420,836
Inflation adjustment	(2,829,522,895)	(485,813,228)	(15,240,551)	(21,452,536)	(4,757,577)	(3,356,786,787)

Closing balance as of December 31, 2022	4,436,410,208	773,271,337	13,788,074	34,346,881	4,830,437	5,262,646,937

(1)	Refer to Note 35 for credit risk exposure of financial assets with stage allocation by asset classification.

December 31, 2023

CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2022	606,937,314	57,134,423	191,832	208,471	489	664,472,529

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(117,033,092)	108,928,359	7,649	—	—	(8,097,084)
Transfers from Stage 2 to Stage 1	100,495,003	(81,359,833)	(30,835)	—	—	19,104,335
Transfers from Stage 1 or 2 to Stage 3	(709,683)	(517,389)	(113)	671,579	148	(555,458)
Transfers from Stage 3 to Stage 1 or 2	209,870	248,687	123	(483,870)	(9,876)	(35,066)
Changes without transfers between Stages	271,584,299	30,512,053	93,387	174,924	12,261	302,376,924
New loan commitments and financial guarantees originated	451,904,589	16,367,782	148,707	152,073	—	468,573,151
Expirations and repayments	(193,390,262)	(24,122,220)	(64,414)	(250,417)	(653)	(217,827,966)
Write-offs	—	—	—	(530)	—	(530)
Foreign exchange	108,579,161	9,420,482	44,942	—	—	118,044,585
Inflation adjustment	(643,162,381)	(55,389,364)	(211,226)	(265,082)	(2,023)	(699,030,076)

Closing balance as of December 31, 2023	585,414,818	61,222,980	180,052	207,148	346	647,025,344

December 31, 2022

CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2021	500,543,138	38,639,453	590,752	234,797	237	540,008,377

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(125,190,524)	118,328,083	—	—	—	(6,862,441)
Transfers from Stage 2 to Stage 1	95,214,959	(81,010,762)	(978)	—	—	14,203,219
Transfers from Stage 1 or 2 to Stage 3	(727,737)	(494,257)	(4,970)	588,186	9,517	(629,261)
Transfers from Stage 3 to Stage 1 or 2	204,740	156,388	738	(409,953)	(22,132)	(70,219)
Changes without transfers between Stages	278,863,704	12,288,151	(84,145)	32,112	18,793	291,118,615
New loan commitments and financial guarantees originated	346,732,348	14,643,257	38,228	75,242	—	361,489,075
Expirations and repayments	(183,168,283)	(17,189,849)	(150,829)	(176,439)	—	(200,685,400)
Write-offs	—	—	—	(374)	—	(374)
Foreign exchange	29,179,755	1,502,331	—	—	—	30,682,086
Inflation adjustment	(334,714,786)	(29,728,372)	(196,964)	(135,100)	(5,926)	(364,781,148)

Closing balance as of December 31, 2022	606,937,314	57,134,423	191,832	208,471	489	664,472,529

December 31, 2023

ALLOWANCES - FINANCIAL ASSETS	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2022	21,278,168	74,967,298	374,372	28,175,951	3,481,601	128,277,390

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(10,458,182)	40,839,390	7	—	—	30,381,215
Transfers from Stage 2 to Stage 1	4,601,607	(18,707,615)	(20,635)	—	—	(14,126,643)
Transfers from Stage 1 or 2 to Stage 3	(560,500)	(21,638,516)	(75,783)	50,014,912	1,480,010	29,220,123
Transfers from Stage 3 to Stage 1 or 2	172,982	426,288	(16,775)	(6,848,617)	(1,267,677)	(7,533,799)
Changes without transfers between Stages	6,570,570	26,472,508	(19,127)	15,023,374	1,880,271	49,927,596
New financial assets originated	80,902,829	50,520,565	903,554	4,751,953	1,287,423	138,366,324
Repayments	(70,188,532)	(22,558,214)	(884,843)	(8,959,143)	(1,973,698)	(104,564,430)
Write-offs	—	(1)	—	(25,812,981)	(981,656)	(26,794,638)
Foreign exchange	8,448,228	331,451	176,145	9,308	2,106,455	11,071,587
Inflation adjustment	(22,238,279)	(77,594,326)	(330,896)	(33,708,572)	(3,266,468)	(137,138,541)

Closing balance as of December 31, 2023 (1)	18,528,891	53,058,828	106,019	22,646,185	2,746,261	97,086,184

(1)	Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 35,844,283.
December 31, 2022

ALLOWANCES - FINANCIAL ASSETS	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2021	19,922,314	73,349,548	3,645,643	31,582,428	16,876,102	145,376,035

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(9,918,677)	39,428,960	286	—	—	29,510,569
Transfers from Stage 2 to Stage 1	4,559,146	(19,757,792)	(31,218)	—	—	(15,229,864)
Transfers from Stage 1 or 2 to Stage 3	(560,627)	(14,944,361)	(499,358)	33,819,212	525,877	18,340,743
Transfers from Stage 3 to Stage 1 or 2	109,384	506,059	410,240	(6,613,450)	(410,483)	(5,998,250)
Changes without transfers between Stages	4,487,109	(7,577,618)	(2,698,241)	13,834,564	772,856	8,818,670
New financial assets originated	77,321,080	54,396,095	2,729,687	4,713,037	329,941	139,489,840
Repayments	(60,138,181)	(8,736,857)	(2,410,057)	(7,624,830)	(456,536)	(79,366,461)
Write-offs	—	(252)	—	(24,857,498)	(11,347,185)	(36,204,935)
Foreign exchange	630,201	384,091	178,769	5,898	1,102,037	2,300,996
Inflation adjustment	(15,133,581)	(42,080,575)	(951,379)	(16,683,410)	(3,911,008)	(78,759,953)

Closing balance as of December 31, 2022 (1)	21,278,168	74,967,298	374,372	28,175,951	3,481,601	128,277,390

(1)	Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 40,311,459.

December 31, 2023

ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2022	5,472,974	2,748,134	13,397	155,061	324	8,389,890

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(1,653,181)	5,741,923	249	—	—	4,088,991
Transfers from Stage 2 to Stage 1	1,246,120	(4,322,909)	(9,305)	—	—	(3,086,094)
Transfers from Stage 1 or 2 to Stage 3	(15,467)	(90,550)	(28)	393,937	55	287,947
Transfers from Stage 3 to Stage 1 or 2	34,782	27,099	2,009	(387,328)	(26,185)	(349,623)
Changes without transfers between Stages	(2,053,989)	(1,037,861)	6,780	212,782	30,593	(2,841,695)
New loan commitments and financial guarantees originated	7,677,107	342,423	5,942	104,689	—	8,130,161
Repayments	(1,715,510)	(471,833)	(4,724)	(155,151)	(2,782)	(2,350,000)
Write-offs	—	—	—	(407)	—	(407)
Foreign exchange	918,539	50,832	1,130	—	—	970,501
Inflation adjustment	(5,219,426)	(1,840,096)	(12,533)	(193,495)	(1,751)	(7,267,301)

Closing balance as of December 31, 2023	4,691,949	1,147,162	2,917	130,088	254	5,972,370

December 31, 2022

ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Performing			Non performing		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2021	3,210,578	1,627,195	192,807	147,653	—	5,178,233

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(1,221,399)	5,294,905	—	—	—	4,073,506
Transfers from Stage 2 to Stage 1	859,978	(3,416,695)	(835)	—	—	(2,557,552)
Transfers from Stage 1 or 2 to Stage 3	(33,728)	(82,105)	(7,589)	320,676	22,736	219,990
Transfers from Stage 3 to Stage 1 or 2	41,380	20,148	2,329	(296,191)	(55,589)	(287,923)
Changes without transfers between Stages	984,086	454,802	(100,181)	131,292	39,277	1,509,276
New loan commitments and financial guarantees originated	4,606,953	303,431	7,704	45,166	—	4,963,254
Repayments	(1,208,080)	(445,142)	(50,722)	(102,568)	—	(1,806,512)
Write-offs	—	—	—	(324)	—	(324)
Foreign exchange	246,982	6,969	—	—	—	253,951
Inflation adjustment	(2,013,776)	(1,015,374)	(30,116)	(90,643)	(6,100)	(3,156,009)

Closing balance as of December 31, 2022	5,472,974	2,748,134	13,397	155,061	324	8,389,890